FREMONT MUTUAL FUNDS, INC.

                        Supplement dated October 1, 2001
                                     to the
            Prospectus dated March 1, 2001, as amended July 20, 2001

FREMONT EMERGING MARKETS FUND CEASES OPERATIONS:

After a careful review, the Board of Directors of Fremont Mutual Funds, Inc., determined that the shareholders interests were best served by closing the Fremont Emerging Markets Fund and liquidating its assets on September 28, 2001. No new shares will be issued by the Fund.

FREMONT INTERNATIONAL GROWTH FUND, FREMONT U.S. SMALL CAP FUND AND FREMONT REAL ESTATE SECURITIES FUND:

The Board of Directors of Fremont Mutual Funds, Inc., has decided to terminate the Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Effective September 14, 2001, the Fremont International Growth Fund, Fremont U.S. Small Cap Fund and Fremont Real Estate Securities Fund will no longer charge 12b-1 distribution expenses to shareholders.

The "FEES AND EXPENSES" section found on page 5 for the Fremont International Growth Fund, page 13 for the Fremont U.S. Small Cap Fund and page 17 for the Fremont Real Estate Securities Fund is replaced with the information in the table below.

FEES AND EXPENSES

This table below describes the fees and expenses that you may pay if you buy and hold shares of each Fund.

                                               FREMONT          FREMONT            FREMONT
                                            INTERNATIONAL      U.S. SMALL        REAL ESTATE
                                             GROWTH FUND        CAP FUND       SECURITIES FUND
                                             -----------        --------       ---------------
SHAREHOLDER FEES(1)                             (None)           (None)            (None)

ANNUAL FUND OPERATING EXPENSES DEDUCTED
FROM FUND ASSETS
Management Fees                                  1.00%            1.00%             1.00%
Distribution (12b-1) Fees                        None             None              None
Other Expenses                                   0.65%            0.64%             1.04%
                                                -----            -----             -----
  Total Annual Fund Operating Expenses           1.65%            1.64%             2.04%
  Less: Fees Waived and Reimbursed(2)            0.15%            0.14%             0.54%
                                                -----            -----             -----
Net Operating Expenses                           1.50%            1.50%             1.50%
                                                =====            =====             =====

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(1)  The Transfer Agent charges a $10 service fee on wire redemptions.
(2) The Advisor is indefinitely obligated by contract to limit the Funds' expenses to 1.50% as stated above. However, this limit may be changed with the approval of the Board of Directors.

Note: There is no change to the Net Operating Expenses listed above.

THE  FOLLOWING  UPDATES  INFORMATION  THAT  APPEARS  ON THE  BACK  COVER  OF THE
PROSPECTUS:

Investors seeking general information on the Fremont Mutual Funds can call 800-548-4539 or 508-871-9529 (outside the U.S.).